Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Other Receivables [Abstract]
Deposit	$ 31,864	$ 17,787
Others	2,089	1,401
Total	$ 33,953	$ 19,188